VANECK SHORT HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (unaudited)

Par
(000's) Value
MUNICIPAL BONDS: 97.7%
Alabama : 3.8%
Baldwin County Industrial
Development Authority, Solid
Waste Disposal, Series A (RB)
5.00%, 06/01/55 (c) (p) $ 3,500 $ 3,579,553
Baldwin County, Alabama
Industrial Development
Authority, Series B (RB)
4.62%, 06/01/55 (c) (p) 250 252,071
Black Belt Energy Gas District,
Project No. 7, Series C-1 (RB)
4.00%, 10/01/52 (c) (p) 500 505,522
Black Belt Energy Gas District,
Project No. 8, Series A (RB)
4.00%, 12/01/52 (c) (p) 2,000 2,043,884
Black Belt Energy Gas District,
Series A (RB)
5.25%, 05/01/56 (c) (p) 500 520,251
Black Belt Energy Gas District,
Series B (RB)
5.00%, 10/01/35 (c) 1,000 1,043,553
City of Birmingham, Special
Care Facilities Financing
Authority, Methodist Home
(RB)
5.50%, 06/01/30 (c) 500 501,703
County of Jefferson, Alabama
Sewer (RB)
5.00%, 10/01/35 (c) 500 565,218
Energy Southeast, A
Cooperative District Energy
Supply, Series A (RB)
5.00%, 11/01/35 (c) 250 268,945
Energy Southeast, A
Cooperative District Energy
Supply, Series B (RB)
5.00%, 09/01/33 (c) 500 527,856
Energy Southeast, Cooperative
District Energy Supply, Series
B (RB)
5.25%, 07/01/54 (c) (p) 500 542,776
Hoover Industrial Development
Board, United States Steel
Corp. Project (RB)
6.38%, 11/01/50 (p) 390 428,416
Lower Alabama Gas District
Gas Project, Series A (RB)
5.00%, 12/01/33 (c) 500 532,480
Selma Alabama Industrial
Development Board,
International Paper Company
Project, Series A (RB)
4.20%, 05/01/34 250 263,999
Southeast Alabama Gas Supply
District, Series B (RB)
5.00%, 06/01/49 (c) (p) 1,000 1,071,102
Par
(000’s) Value
Alabama (continued)
Southeast Energy Authority, A
Cooperative District Energy
Supply, Series E (RB)
5.00%, 10/01/30 (c) $ 500 $ 543,091
Southeast Energy Authority,
Cooperative District Energy
Supply, Series A (RB)
5.00%, 11/01/35 (c) 1,000 1,065,416
The Black Belt Energy Gas
District Gas Project, Series
F (RB)
5.00%, 12/01/35 (c) 500 540,104
The Black Belt Energy Gas
District Gas Project, Series
G (RB)
5.00%, 10/01/35 (c) 500 537,833
15,333,773
American Samoa : 0.1%
American Samoa Economic
Development Authority,
Series A (RB)
5.00%, 09/01/28 250 258,689
Underline
Arizona : 1.5%
Arizona Industrial Development
Authority, Basis School
Projects, Series A (RB)
4.75%, 07/01/29 (c) 800 807,702
Arizona Industrial Development
Authority, Education
Facility, Leman Academy of
Excellence, East and Central
Tucson Projects, Series A (RB)
4.00%, 07/01/29 (c) 350 350,095
Arizona Industrial Development
Authority, Pinecrest Academy
of Nevada, Cadence Campus
Project, Series A (RB)
4.00%, 07/15/30 (c) 330 332,280
Arizona Industrial Development
Authority, Point 320 LLC,
Series A (RB)
3.62%, 05/20/33 391 391,621
Arizona Industrial Development
Authority, Series A (RB)
4.88%, 07/01/60 (c) (p) 250 248,701
City of Phoenix Civic
Improvement Corp., Junior
Lien Airport, Series B (RB)
5.00%, 07/01/30 (c) 1,000 1,071,581
City Of Phoenix Civic
Improvement Corporation
Junior Lien Airport, Series B
(RB)
4.00%, 07/01/37 (c) 500 501,956
Maricopa County Industrial
Development Authority,
Legacy Traditional Schools
Projects, Series B (RB)
4.00%, 07/01/29 1,340 1,353,739

VANECK SHORT HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Arizona (continued)
Salt Verde Financial Corp. (RB)
5.25%, 12/01/28 $ 10 $ 10,557
5.50%, 12/01/29 370 400,740
Sierra Vista Industrial
Development Authority,
Wake Preparatory Academy
(RB)
5.25%, 06/15/35 (c) 225 233,560
The Industrial Development
Authority Of The City Of
Chandler, Arizona Industrial
Development (RB)
4.10%, 12/01/37 (c) (p) 250 253,189
5,955,721
California : 15.1%
Alameda Corridor
Transportation Authority,
Second Subordinate Lien,
Series B (RB)
5.00%, 10/01/36 (c) 500 505,949
California Community Choice
Financing Authority Clean
Energy Project, Series A-1
(RB)
5.00%, 04/01/56 (c) (p) 1,500 1,633,271
California Community Choice
Financing Authority Clean
Energy Project, Series G (RB)
5.00%, 12/01/35 (c) 500 556,353
California Community Choice
Financing Authority, Clean
Energy Project, Series A (RB)
5.00%, 01/01/56 (c) (p) 750 796,472
California Community Choice
Financing Authority, Clean
Energy Project, Series A-1
(RB)
5.00%, 12/01/53 (c) (p) 1,000 1,052,211
California Community Choice
Financing Authority, Clean
Energy Project, Series B (RB)
5.00%, 01/01/55 (c) (p) 1,235 1,304,051
5.00%, 03/01/56 (c) (p) 500 546,489
California Community Choice
Financing Authority, Clean
Energy Project, Series B-1
(RB)
4.00%, 02/01/52 (c) (p) 2,000 2,025,286
5.00%, 07/01/53 (c) (p) 500 528,968
California Community Choice
Financing Authority, Clean
Energy Project, Series C (RB)
5.00%, 08/01/55 (c) (p) 1,000 1,060,716
5.00%, 12/01/55 (c) (p) 2,000 2,141,181
5.25%, 01/01/54 (c) (p) 1,500 1,596,662
California Community Choice
Financing Authority, Clean
Energy Project, Series D (RB)
5.00%, 10/01/55 (c) (p) 2,000 2,104,835
Par
(000’s) Value
California (continued)
5.50%, 05/01/54 (c) (p) $ 2,500 $ 2,641,653
California Community Choice
Financing Authority, Clean
Energy Project, Series E (RB)
5.00%, 02/01/55 (c) (p) 1,000 1,072,868
5.00%, 10/01/56 (c) (p) 1,000 1,098,052
California Community Choice
Financing Authority, Clean
Energy Project, Series F (RB)
5.00%, 02/01/55 (c) (p) 1,000 1,081,659
California Community Choice
Financing Authority, Clean
Energy Project, Series G (RB)
5.00%, 11/01/55 (c) (p) 2,000 2,107,738
California Community Choice
Financing Authority, Clean
Energy Project, Series G-1
(RB)
5.25%, 11/01/54 (c) (p) 1,000 1,074,802
California Health Facilities
Financing Authority, Adventist
Health System, Series A (RB)
5.00%, 12/01/34 (c) 1,000 1,135,812
California Health Facilities
Financing Authority,
Providence St. Joseph Health,
Series A (RB)
5.00%, 10/01/50 (c) (p) 250 275,605
California Health Facilities
Financing Authority, Series
A (RB)
5.00%, 12/01/35 (c) 1,000 1,143,787
California Housing Finance
Agency, Series A (RB)
4.00%, 03/20/33 2,556 2,626,780
California Infrastructure &
Economic Dev Bk Rev Sr Secd
Amt Bds Brightline West
Passenger Rail, Series B (RB)
12.00%, 01/01/65 (c) (p) 5,885 4,413,750
California Municipal Finance
Authority, Baptist University,
Series A (RB)
5.00%, 11/01/35 (c) 250 267,523
California Municipal Finance
Authority, California Baptist
University, Series A (RB)
5.00%, 11/01/36 (c) 250 250,789
California Municipal Finance
Authority, CHF-Davis I, LLC -
West Village Student Housing
Project, Series A (RB)
5.00%, 05/15/30 (c) 340 359,419
California Municipal Finance
Authority, Community
Medical Centers, Series A (RB)
5.00%, 02/01/27 50 50,936
5.00%, 02/01/28 (c) 50 51,003

Par
(000’s) Value
California (continued)
California Municipal Finance
Authority, LINXS APM Project,
Series A (RB)
5.00%, 06/30/27 $ 610 $ 624,785
5.00%, 06/30/28 220 228,756
California Municipal Finance
Authority, LINXS APM Project,
Series A (RB) (AG)
3.50%, 12/31/35 (c) 1,000 984,900
5.00%, 06/30/31 (c) 260 269,923
California Municipal Finance
Authority, St. Mary's School,
Series B (RB)
4.65%, 05/01/30 (c) 190 195,989
California Municipal Finance
Authority, United Airlines,
Inc., International Airport
Project (RB)
4.00%, 07/15/29 6,625 6,684,485
California Pollution Control
Financing Authority, Poseidon
Resources LP Desalination
Project (RB) (ACA)
5.00%, 07/01/37 (c) 500 502,021
California Pollution Control
Financing Authority, Solid
Waste Disposal, CalPlant I
Project (RB)
7.00%, 07/01/22 (d) * 1,000 11,250
California Pollution Control
Financing Authority, Solid
Waste Disposal, CalPlant I
Project (RB) (SAW)
7.50%, 07/01/32 (d) * 1,360 15,300
California Public Finance
Authority, Series A (RB)
5.70%, 06/01/34 (c) 500 522,672
California Statewide
Communities Development
Authority, Baptist University,
Series A (RB)
3.50%, 11/01/27 425 422,969
California Statewide
Communities Development
Authority, Irvine East Campus
Armaments, CHF-Irvine, LLC
(RB)
5.00%, 05/15/33 (c) 300 301,650
California Statewide
Communities Development
Authority, Loma Linda
University Medical Center,
Series A (RB)
5.25%, 12/01/34 (c) 1,740 1,742,147
California Statewide
Communities Development
Authority, NCCD-Hooper
Street LLC-California College
of the Arts Project (RB)
5.00%, 07/01/29 150 153,554
Par
(000’s) Value
California (continued)
City and County of San
Francisco, Airport
Commission, International
Airport, Series A (RB)
5.00%, 05/01/29 $ 500 $ 537,056
5.00%, 05/01/33 500 570,054
City and County of San
Francisco, Airport
Commission, International
Airport, Series C (RB)
5.00%, 05/01/32 1,000 1,127,746
City and County of San
Francisco, Airport
Commission, International
Airport, Series E (RB)
5.00%, 05/01/34 (c) 370 394,347
City and County of San
Francisco, Airport
Commission, International
Airport, Series H (RB)
5.00%, 05/01/27 500 514,127
5.00%, 05/01/29 500 537,056
City of Los Angeles Department
of Airports, Series A (RB)
5.00%, 05/15/30 750 823,129
5.00%, 05/15/35 1,000 1,163,777
City of Los Angeles Department
of Airports, Series F (RB)
5.00%, 05/15/35 500 581,889
Compton Public Finance
Authority (RB)
4.50%, 09/01/32 (c) 1,000 1,000,441
County of Sacramento Airport
System, Series A (RB)
5.00%, 07/01/37 (c) 750 850,117
El Centro Financing Authority,
El Centro Regional Medical
Center Project (RB)
4.50%, 07/01/29 (c) 480 459,028
Irvine Unified School District
Community Facilities District
No. 09-1, Series D (ST)
5.00%, 09/01/26 110 111,356
Los Angeles Department of
Water and Power, Series C
(RB)
5.00%, 07/01/35 500 589,759
MSR Energy Authority,
California Gas, Series A (RB)
6.12%, 11/01/29 190 201,795
MSR Energy Authority,
California Gas, Series B (RB)
7.00%, 11/01/34 1,000 1,229,737
Palomar Health (RB)
5.00%, 11/01/27 (c) 90 89,422
San Joaquin Valley Clean
Energy Authority, Series A
(RB)
5.50%, 01/01/56 (c) (p) 1,000 1,124,975

VANECK SHORT HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
California (continued)
Southern California
Public Power Authority,
Transmission System
Renewal Project (RB)
5.00%, 07/01/53 (c) (p) $ 1,000 $ 1,062,196
61,133,028
Colorado : 1.9%
City and County of Denver,
Colorado Airport System,
Series A (RB)
5.00%, 12/01/29 (c) 295 312,384
City and County of Denver,
United Airlines, Inc. Project
(RB)
5.00%, 10/01/32 (c) 3,925 3,930,110
City of Louisville, Redtail Ridge
Metropolitan District, Capital
Appreciation Turbo (GO)
0.00%, 12/01/32 (c) ^ 500 318,695
Colorado Health Facilities
Authority, Aberdeen Ridge,
Series B-1 (RB)
3.50%, 05/15/30 (c) 900 895,709
CSU Strata Student Housing,
Series A (RB)
5.00%, 03/01/35 665 714,505
Denver Convention Center
Hotel Authority (RB)
5.00%, 12/01/27 (c) 600 608,428
Public Authority for Colorado
Energy, Natural Gas Purchase
(RB)
6.25%, 11/15/28 95 100,558
Windler Public Improvement
Authority, Series A-1 (RB)
(BAM)
4.00%, 12/01/31 (c) 1,000 962,050
7,842,439
Connecticut : 0.8%
Connecticut State Health
and Educational Facilities
Authority, Masonicare Issue,
Series F (RB)
4.00%, 07/01/30 (c) 120 120,303
Connecticut State Health
and Educational Facilities
Authority, University of
Hartford, Series N (RB)
5.00%, 07/01/27 430 434,966
5.00%, 07/01/29 870 892,166
Connecticut State Health
and Educational Facilities
Authority, Yale University,
Series B-1 (RB)
5.00%, 07/01/64 (p) 500 554,646
Stamford Housing Authority,
Mozaic Concierge Living
Project, Series C (RB)
4.75%, 10/01/32 500 523,083
Par
(000’s) Value
Connecticut (continued)
State of Connecticut Health
and Educational Facilities
Authority, Quinnipiac
University Issue, Series O (RB)
5.00%, 07/01/33 $ 500 $ 577,224
Town of Hamden, Whitney
Center Project (RB)
5.00%, 01/01/30 (c) 270 277,320
3,379,708
District of Columbia : 0.4%
District Of Columbia Water And
Sewer Authority Public Utility,
Series A (RB)
5.00%, 10/01/37 (c) 1,000 1,157,084
District of Columbia, Latin
American Montessori
Bilingual Public Charter
School (RB)
4.00%, 06/01/30 370 370,047
1,527,131
Florida : 6.5%
Capital Projects Finance
Authority, Imagine School at
North Port Project, Series A
(RB)
5.00%, 06/15/35 (c) 250 253,670
Capital Trust Agency, Education
Growth Fund, LLC Charter
School Portfolio Project,
Series A-1 (RB)
3.38%, 07/01/31 1,205 1,165,983
Capital Trust Agency, Elim
Senior Housing, Inc., Project
(RB)
5.00%, 08/01/27 (c) 175 174,175
Capital Trust Agency, The Marie
Selby Botanical Gardens, Inc.,
Project (RB)
4.00%, 06/15/31 (c) 535 526,525
City of Venice, Florida
Retirement Community,
Village on the Isle Project,
Series B-3 (RB)
4.25%, 01/01/30 (c) 250 250,697
County of Broward, Florida
Airport System, Series A (RB)
5.00%, 10/01/29 (c) 1,425 1,427,396
County of Escambia, Health
Facilities Authority, Baptist
Health Care Corp., Series A
(RB) (SAW)
5.00%, 08/15/31 (c) 1,500 1,604,614
County of Miami-Dade,
Industrial Development
Authority, NCCD-Biscayne
Properties LLC Project, Series
A (RB)
5.00%, 06/01/30 (c) 315 315,081

Par
(000’s) Value
Florida (continued)
County of Miami-Dade, Seaport
Department, Series A (RB)
5.00%, 10/01/36 (c) $ 880 $ 954,652
County of Palm Beach, Atlantic
University Housing Project,
Series A (RB)
5.00%, 04/01/29 300 305,762
Florida Development Finance
Corp., Brightline Florida
Passenger Rail Project (RB)
5.00%, 07/01/35 (c) 1,000 750,000
5.00%, 07/01/37 (c) 250 187,500
Florida Development Finance
Corp., Education Facilities,
Central School Project (RB)
5.00%, 08/15/32 500 504,948
Florida Development Finance
Corp., Education Facilities,
Cornerstone Chapter
Academy Project (RB)
5.00%, 10/01/32 (c) 500 517,128
Florida Development Finance
Corp., Renaissance Chapter
School, Inc. Project, Series C
(RB)
4.00%, 09/15/30 (c) 470 462,504
Florida Development Finance
Corp., Waste Pro USA, Inc.
Project (RB)
6.12%, 07/01/32 (c) (p) 485 486,527
Florida Development Finance
Corporation Healthcare
Facilities, Series B (RB)
5.00%, 08/01/56 (c) (p) 300 332,089
Florida Higher Educational
Facilities Financing Authority
(RB)
5.00%, 07/01/35 (c) 750 759,393
Florida Local Government
Finance Commission, Series
B-3 (RB)
4.20%, 11/15/30 (c) 1,000 1,010,483
Greater Orlando Aviation
Authority Special Purpose
Airport Facilities (RB)
5.50%, 11/01/37 (c) 3,720 4,023,952
Greater Orlando Aviation
Authority Special Purpose
Airport Facilities, United
Airlines, Inc. Project (RB)
5.50%, 11/01/36 (c) 1,500 1,628,882
JEA Electric System, Series B
(RB)
5.00%, 10/01/29 (c) 110 114,579
Lee County Industrial
Development Authority,
Healthcare Facilities, Series
B-3 (RB)
4.12%, 11/15/29 (c) 1,000 1,006,811
Par
(000’s) Value
Florida (continued)
Miami Beach Redevelopment
Agency Tax Increment
Revenue (TA) (AG)
5.00%, 02/01/36 (c) $ 500 $ 570,544
Miami-Dade County, Florida
Aviation, Series A (RB)
5.00%, 10/01/34 2,000 2,296,629
5.00%, 10/01/35 (c) 730 828,754
Miami-Dade County, Florida
Aviation, Series A (RB)
5.00%, 10/01/36 (c) 1,500 1,686,151
Okaloosa County, Florida
Industrial Development (RB)
4.38%, 05/15/35 (c) 500 509,809
Polk Country Industrial
Development Authority,
Florida Industrial
Development (RB)
5.88%, 01/01/33 (d) * 1,930 386,000
Polk County Industrial
Development Authority
Charter School, Victory Ridge
Academy Project (RB)
4.83%, 06/15/35 (c) 500 507,239
Village Community
Development District No. 12
(SA) (SAW)
3.80%, 05/01/28 285 287,204
Village Community
Development District No. 13
(SA)
3.00%, 05/01/29 190 189,476
Village Community
Development District No. 15
(SA)
4.00%, 05/01/34 (c) 500 512,075
26,537,232
Georgia : 1.5%
Atlanta Development Authority,
Westside Gulch Area Project,
Series A-1 (TA)
5.00%, 04/01/34 (c) 500 514,841
Atlanta, Georgia Airport, Series
B-1 (RB)
5.00%, 07/01/30 500 547,830
DeKalb County Housing
Authority, Georgia Affordable
Multifamily Housing, Series
A (RB)
4.00%, 12/01/33 (c) 1,500 1,538,865
Floyd County Development
Authority, Spires at Berry
College Project, Series A (RB)
(SBG)
5.50%, 12/01/28 (c) 160 160,297
Georgia Local Government,
Grantor Trust, Series A (CP)
(NATL)
4.75%, 06/01/28 380 391,300

VANECK SHORT HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Georgia (continued)
Glynn-Brunswick Memorial
Hospital Authority, Southeast
Georgia Health System
Project (RB)
5.00%, 08/01/34 (c) $ 1,500 $ 1,501,289
Main Street Energy, Inc. Energy
Project, Series D (RB)
5.00%, 12/01/33 (c) 500 540,002
Main Street Natural Gas, Inc.,
Series E (RB)
5.00%, 05/01/55 (c) (p) 500 538,834
Marietta Development
Authority, University
Facilities, Life University, Inc.
Project, Series A (RB)
5.00%, 11/01/27 150 150,219
White County Development
Authority, Truett McConnell
University Project, Series A
(RB)
5.00%, 10/01/29 (c) 140 136,219
6,019,696
Guam : 1.2%
Guam Government Business
Privilege Tax, Series G (RB)
5.00%, 01/01/35 500 566,328
Guam Government, Business
Privilege Tax, Series F (RB)
4.00%, 01/01/36 (c) 895 912,096
5.00%, 01/01/30 1,000 1,079,698
5.00%, 01/01/31 1,000 1,094,302
Guam Power Authority, Series
A (RB)
5.00%, 10/01/33 (c) 940 1,040,035
4,692,459
Hawaii : 0.1%
State of Hawaii Department of
Budget & Finance, Hawaiian
Electric Company, Inc., Series
A (RB)
3.10%, 05/01/26 500 498,404
Underline
Illinois : 10.2%
Chicago Board of Education,
Series A (GO)
5.00%, 12/01/29 1,000 1,035,565
5.00%, 12/01/30 (c) 1,000 1,027,295
5.00%, 12/01/32 (c) 2,000 2,062,886
5.00%, 12/01/33 (c) 1,500 1,542,238
Chicago Board of Education,
Series A (GO) (AG)
5.00%, 12/01/27 250 259,354
5.00%, 12/01/29 (c) 200 210,281
5.00%, 12/01/29 (c) 250 256,022
5.00%, 12/01/34 (c) 1,000 1,038,554
Chicago Board of Education,
Series A (GO) (AMBAC)
5.50%, 12/01/26 230 233,563
5.50%, 12/01/31 1,000 1,091,102
Par
(000’s) Value
Illinois (continued)
Chicago Board of Education,
Series A (GO) (NATL)
0.00%, 12/01/26 ^ $ 310 $ 301,555
0.00%, 12/01/28 ^ 795 721,960
Chicago Board of Education,
Series B (GO)
5.00%, 12/01/29 1,250 1,294,456
5.00%, 12/01/30 (c) 1,250 1,284,119
5.00%, 12/01/30 2,000 2,085,244
5.00%, 12/01/31 (c) 2,000 2,070,791
5.00%, 12/01/33 (c) 1,400 1,423,994
Chicago Board of Education,
Series C (GO)
5.00%, 12/01/27 500 509,454
5.00%, 12/01/30 (c) 560 567,593
Chicago Board of Education,
Series E (GO)
5.12%, 12/01/32 (c) 1,320 1,320,287
Chicago Board of Education,
Series H (GO)
5.00%, 12/01/36 (c) 2,500 2,505,571
Chicago O'Hare International
Airport, Series D (RB)
5.00%, 01/01/32 500 566,241
Chicago School Reform Board
of Trustees, Series A (GO)
(NATL)
0.00%, 12/01/29 ^ 575 503,668
Chicago School Reform Board
of Trustees, Series B-1 (GO)
(NATL)
0.00%, 12/01/26 ^ 490 476,652
0.00%, 12/01/28 ^ 1,515 1,375,810
0.00%, 12/01/29 ^ 585 512,427
0.00%, 12/01/30 ^ 190 160,117
City Of Burbank, Cook County,
Illinois Educational Facility,
Intercultural Montessori
Language School Project (RB)
5.25%, 02/01/36 (c) 250 264,067
City of Chicago Board of
Education, Series C (GO)
6.00%, 12/01/37 (c) 1,500 1,655,759
City of Chicago, Series A (GO)
5.00%, 01/01/30 1,500 1,578,016
City of Chicago, Series B (GO)
5.00%, 01/01/33 500 537,427
County of Cook, Series A (GO)
5.00%, 11/15/28 (c) 500 509,615
Eastern Illinois Economic
Development Authority,
Business District (RB)
5.00%, 11/01/33 (c) 755 760,241
Illinois Finance Authority,
Admiral Lake Project (RB)
5.00%, 05/15/33 (c) 420 420,062

Par
(000’s) Value
Illinois (continued)
Illinois Finance Authority,
Friendship Village of
Schaumburg (RB)
5.00%, 02/15/27 (d) * $ 1,061 $ 31,836
Illinois Finance Authority,
Roosevelt University (RB)
5.40%, 04/01/27 (c) 55 55,033
Illinois Finance Authority, Series
B-2 (RB)
3.65%, 05/01/31 (c) 500 501,966
Illinois Finance Authority,
Surface Freight Transfer
Facilities (RB)
4.80%, 12/01/43 (c) (p) 500 520,606
Illinois Sports Facilities
Authority (RB)
5.00%, 06/15/28 395 410,552
5.00%, 06/15/29 545 575,235
Illinois Sports Facilities
Authority (RB) (AMBAC)
0.00%, 06/15/26 ^ 260 257,014
Metropolitan Pier and
Exposition Authority, Illinois
McCormick Place Expansion
Project, Series A (RB) (NATL)
0.00%, 06/15/30 ^ 745 652,285
0.00%, 12/15/30 ^ 475 409,200
0.00%, 06/15/31 ^ 125 105,882
0.00%, 12/15/33 ^ 1,500 1,158,440
0.00%, 06/15/34 ^ 190 143,840
Metropolitan Pier and
Exposition Authority,
McCormick Place Expansion
Project, Series B (RB)
5.00%, 12/15/28 (c) 500 519,295
Metropolitan Pier and
Exposition Authority,
McCormick Place Expansion
Project, Series B (RB) (NATL)
0.00%, 06/15/28 ^ 115 107,243
Northern Illinois Municipal
Power Agency, Series A (RB)
5.00%, 12/01/29 (c) 330 336,045
State of Illinois (GO)
3.50%, 06/01/30 (c) 350 350,503
4.12%, 11/01/31 (c) 100 100,648
State of Illinois, Sales Tax (RB)
5.00%, 06/15/26 235 237,237
State of Illinois, Series A (GO)
5.00%, 03/01/33 (c) 700 769,756
State of Illinois, Series C (GO)
5.00%, 11/01/29 (c) 315 327,463
5.00%, 09/01/34 1,000 1,147,572
State of Illinois, Series D (GO)
5.00%, 11/01/28 (c) 460 478,542
41,358,179
Par
(000’s) Value
Indiana : 0.8%
City of Anderson, Indiana
Economic Development,
Anderson University (RB)
4.75%, 10/01/27 (c) $ 125 $ 103,838
Indiana Finance Authority,
Midwestern Disaster Relief,
Series A (RB)
4.25%, 11/01/30 1,015 1,050,989
Indiana Finance Authority,
United States Steel Corp.
Project, Series A (RB)
4.12%, 12/01/26 2,000 2,006,591
3,161,418
Iowa : 0.4%
City of Coralville, Marriott Hotel
and Convention Center,
Series E (CP)
4.00%, 06/01/29 (c) 1,070 1,044,381
Iowa Finance Authority Senior
Living Facility (RB)
4.50%, 10/01/35 (c) 210 214,906
Iowa Finance Authority,
Northcrest, Inc. Project,
Series B (RB)
5.00%, 03/01/28 (c) 190 192,063
1,451,350
Kansas : 0.3%
City of Garden City, Kansas
Sales Tax (RB)
4.00%, 06/01/29 250 249,800
City Of Manhattan, Kansas
Health Care Facilities,
Meadowlark Hills, Series B-2
(RB)
3.75%, 06/01/31 (c) 250 251,338
City of Wichita, Health Care
Facilities, Series III (RB)
5.00%, 05/15/34 (c) 600 607,227
1,108,365
Kentucky : 1.7%
City of Henderson, Pratt Paper,
LLC Project, Series B (RB)
3.70%, 01/01/32 1,420 1,432,205
City of Williamsburg, Kentucky
Bond Development Corp,
Series A (RB)
5.00%, 08/15/55 (c) (p) 500 561,146
Kentucky Economic
Development Finance
Authority, Masonic Home
Independent Living II, Inc.,
Series A (RB)
5.00%, 05/15/26 25 24,998
Kentucky Economic
Development Finance
Authority, Masonic Homes of
Kentucky, Inc. (RB)
5.38%, 11/15/32 (c) 250 248,967

VANECK SHORT HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Kentucky (continued)
Kentucky Municipal Power
Agency, Prairie State Project,
Series A (RB) (NATL)
5.00%, 09/01/30 (c) $ 175 $ 175,295
Kentucky Public Energy
Authority, Gas Supply, Series
A (RB)
5.25%, 06/01/55 (c) (p) 3,000 3,193,277
Kentucky Public Energy
Authority, Gas Supply, Series
B (RB)
5.00%, 01/01/55 (c) (p) 500 538,986
Louisville and Jefferson County,
Metro Government, Norton
Healthcare, Inc., Series A (RB)
5.00%, 10/01/31 (c) 290 294,065
Public Energy Authority Of
Kentucky Gas Supply, Series
C (RB)
5.00%, 05/01/36 (c) 500 542,481
7,011,420
Louisiana : 0.9%
Calcasieu Parish Memorial
Hospital Service District (RB)
5.00%, 12/01/27 1,025 1,043,505
Calcasieu Parish Memorial
Hospital Service District (RB)
(SBG)
5.00%, 12/01/29 150 155,444
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Christwood Project
(RB)
4.25%, 11/15/30 215 217,913
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Westlake Chemical
Corp. Project (RB)
3.50%, 11/01/32 (c) 810 811,431
Louisiana Public Facilities
Authority, Lake Charles
Chapter Academy Project,
Series A (RB)
5.00%, 12/15/34 (c) 500 517,099
Louisiana Public Facilities
Authority, Solid Waste
Disposal, Louisiana Pellets,
Inc. Project (RB)
7.00%, 07/01/24 (d) * 330 3
Louisiana Public Facilities
Authority, Solid Waste
Disposal, Louisiana Pellets,
Inc. Project, Series A (RB)
7.50%, 07/01/23 (d) * 521 5
Par
(000’s) Value
Louisiana (continued)
Parish of St. James, Nustar
Logistics, LP Project, Series
B (RB)
6.10%, 12/01/40 (p) $ 1,000 $ 1,109,120
3,854,520
Maryland : 0.2%
City of Baltimore, East
Baltimore Research Park
Project, Series A (RB)
4.00%, 09/01/27 200 200,744
County of Frederick, Mount
Saint Mary's University, Series
A (RB)
5.00%, 09/01/27 175 175,833
County of Howard, Series A (TA)
4.00%, 02/15/28 (c) 100 100,040
Maryland Economic
Development Corp.,
Transportation Facilities,
Series A (RB)
5.00%, 06/01/28 425 444,567
921,184
Massachusetts : 0.9%
Collegiate Charter School of
Lowell (RB)
5.00%, 06/15/29 (c) 400 401,820
Massachusetts Development
Finance Agency, Beth Israel
Lahey Health, Inc., Series I
(RB)
5.00%, 07/01/28 (c) 310 312,992
Massachusetts Development
Finance Agency, Care
Communities, LLC Issue,
Series A (RB)
5.50%, 07/15/35 250 257,575
Massachusetts Development
Finance Agency, Lasell Village,
Inc. (RB)
5.00%, 07/01/29 500 530,536
Massachusetts Development
Finance Agency, Newbridge
on the Charles, Inc. (RB)
4.00%, 10/01/27 (c) 250 251,394
Massachusetts Development
Finance Agency, Series N (RB)
(AG)
5.00%, 07/01/34 500 580,029
Massachusetts Development
Finance Agency, UMass
Memorial Health Care, Series
I (RB)
5.00%, 07/01/28 (c) 100 100,854
Massachusetts Development
Finance Agency, UMass
Memorial Health Care, Series
N-2 (RB)
5.00%, 07/01/35 (c) 1,000 1,142,314
3,577,514

Par
(000’s) Value
Michigan : 0.8%
Detroit Regional Convention
Facility Authority, Series C
(RB)
5.00%, 10/01/35 (c) $ 580 $ 654,808
Great Lakes Water Authority
Water Supply System, Series
B (RB)
5.00%, 07/01/34 1,000 1,173,948
Michigan Strategic Fund, I-75
Improvement Project (RB)
5.00%, 06/30/30 (c) 155 162,311
The Economic Development
Corporation Of The City
Of Grand Rapids Limited
Obligation, Beacon Hill At
Eastgate Project, Series B-3
(RB)
4.12%, 11/01/30 (c) 500 501,370
The Economic Development
Corporation Of The City
Of Kalamazoo Limited,
Friendship Village Of
Kalamazoo Project, Series
B-3 (RB)
3.90%, 08/15/31 (c) 580 580,790
The Economic Development
Corporation Of The City Of
Kalamazoo Limited, Series
A (RB)
5.00%, 08/15/36 (c) 335 346,552
3,419,779
Minnesota : 0.5%
City of Anoka, Homestead at
Anoka, Inc. Project (RB)
4.25%, 11/01/27 (c) 40 39,763
City of Minneapolis, Fairview
Health Services, Series A (RB)
5.00%, 11/15/34 (c) 605 629,503
5.00%, 11/15/35 (c) 1,000 1,037,118
Rum River Special Education
Cooperative, A Minnesota
Joint Powers Entitiy, Series
A (CP)
5.00%, 02/01/35 (c) 250 267,850
Saint Paul Minnesota Housing
and Redevelopment
Authority, HMONG College
Prep Academy Project, Series
A (RB)
5.00%, 09/01/26 25 25,133
1,999,367
Missouri : 0.4%
City of St. Ann, Northwest Plaza
Redevelopment Project,
Series A (TA)
4.62%, 11/01/30 (c) 40 39,448
Par
(000’s) Value
Missouri (continued)
City of St. Louis, Industrial
Development Authority,
Ballpark Village Development
Project, Series A (RB)
3.88%, 11/15/29 (c) $ 145 $ 140,447
Lee's Summit Industrial
Development Authority, John
Knox Village, Series A (RB)
5.00%, 08/15/32 (c) 125 128,132
Maryland Heights Industrial
Development Authority, Saint
Louis Community Ice Center
Project, Series A (RB) (BAM)
4.38%, 03/15/30 (c) 285 261,125
Plaza at Noah's Ark Community
Improvement District (RB)
3.00%, 05/01/30 (c) 500 482,957
St. Louis County, Industrial
Development Authority,
Friendship Village St. Louis,
Series A (RB)
5.00%, 09/01/28 (c) 500 515,586
1,567,695
Montana : 0.1%
City of Kalispell, Immanuel
Living at Buffalo Hill Project,
Series B (RB)
4.25%, 05/15/30 (c) 250 251,469
Underline
Nebraska : 0.9%
Central Plains Energy Project,
Gas Project Crossover No. 3,
Series A (RB)
5.00%, 09/01/27 500 515,656
5.00%, 09/01/28 100 104,987
5.00%, 09/01/30 125 135,213
5.00%, 09/01/34 650 729,291
Central Plains Energy Project,
Gas Supply, Series A (RB)
5.00%, 08/01/55 (c) (p) 1,000 1,074,742
Central Plans Energy Project,
Gas Project Crossover No. 3,
Series B (RB)
5.00%, 09/01/31 1,000 1,096,178
3,656,067
Nevada : 0.4%
City of Reno, Tax Increment
Senior Lien, Series C (TA)
5.40%, 06/01/27 (c) 130 130,216
Clark County, Nevada Pollution
Control, Southern California
Edison Company (RB)
2.10%, 06/01/31 5 4,614
Clark County, School District,
Series B (GO) (AG)
5.00%, 06/15/29 250 272,058
5.00%, 06/15/30 (c) 250 271,886
Clark County, School District,
Series B (GO) (BAM)
5.00%, 06/15/30 250 277,847

VANECK SHORT HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Nevada (continued)
Director St Nev Dept Business
& Industry Sr Sub Secd Bds
Brightline West Passenger
Rail, Series B (RB)
12.00%, 01/01/65 (c) (p) $ 1,085 $ 813,750
State of Nevada, Department
of Business and Industry,
Fulcrum Sierra Biofuels, LLC
Project (RB)
5.88%, 12/15/27 269 3
1,770,374
New Hampshire : 1.1%
National Finance Authority
Affordable Housing
Certificates, Series 1 (RB)
4.15%, 10/20/40 (c) (p) 1,345 1,350,841
National Finance Authority New
Hampshire (RB)
5.95%, 12/01/31 (c) 433 433,516
National Finance Authority,
Affordable Housing, Series
1 (RB)
4.75%, 06/20/41 (c) (p) 499 521,429
National Finance Authority,
Bridgeland Water and Utility
Districts (RB)
5.38%, 12/15/35 (c) 544 543,843
National Finance Authority,
Covanta Project, Series A (RB)
4.00%, 11/01/27 (c) 250 247,938
National Finance Authority,
Emberly and Cantera Creek
Projects (RB)
5.38%, 12/01/31 (c) 237 237,237
National Finance Authority,
Highlands Project (RB)
5.12%, 12/15/30 (c) 137 137,229
National Finance Authority,
Mirador Project (RB)
6.00%, 12/01/31 (c) 250 250,392
National Finance Authority,
Silverado Project (RB)
5.00%, 12/01/28 (c) 360 360,063
National Finance Authority,
Valencia Project (RB)
5.30%, 12/01/32 (c) 180 180,277
National Finance Authority,
Wildflower Project (RB)
0.00%, 12/15/33 (c) ^ 250 151,360
4,414,125
New Jersey : 2.9%
New Jersey Economic
Development Authority,
Continental Airlines, Inc.
Project (RB)
5.25%, 09/15/29 (c) 1,415 1,417,160
5.62%, 11/15/30 (c) 1,000 1,004,008
5.75%, 09/15/27 (c) 1,120 1,122,152
Par
(000’s) Value
New Jersey (continued)
New Jersey Economic
Development Authority,
Motor Vehicle Surcharges,
Series A (RB)
4.00%, 07/01/32 (c) $ 1,155 $ 1,165,631
4.00%, 07/01/34 (c) 600 603,285
5.00%, 07/01/33 (c) 1,000 1,019,793
New Jersey Economic
Development Authority,
Rapuano Port & Rail Terminal
Project (RB)
6.38%, 01/01/35 (c) 250 260,829
New Jersey Economic
Development Authority,
School Facilities Construction,
Series WW (RB)
5.25%, 06/15/28 (c) 435 435,598
New Jersey Economic
Development Authority,
School Facilities Construction,
Series XX (RB)
4.25%, 06/15/26 (c) 440 440,308
4.38%, 06/15/27 (c) 130 130,100
New Jersey Economic
Development Authority, State
House Project, Series B (RB)
4.00%, 06/15/29 (c) 750 781,994
New Jersey Economic
Development Authority, The
Goethals Bridge Replacement
Project (RB)
5.12%, 01/01/34 (c) 350 350,712
5.50%, 01/01/27 (c) 500 501,278
New Jersey Economic
Development Authority, West
Campus Housing, LLC, Series
A (RB)
4.12%, 07/01/30 (c) 175 169,472
New Jersey Educational
Facilities Authority, Princeton
University, Series A (RB)
5.00%, 07/01/64 (c) (p) 500 560,215
New Jersey Health Care
Facilities Financing Authority,
Barnabas Health, Series A
(RB)
5.00%, 07/01/29 (c) 500 505,038
New Jersey Transportation
Trust Fund Authority, Series
A (RB)
0.00%, 12/15/26 ^ 360 352,391
0.00%, 12/15/32 ^ 5 4,095
5.00%, 06/15/30 (c) 395 398,471
5.00%, 06/15/36 (c) 500 579,922
Tobacco Settlement Financing
Corp., Series A (RB)
5.00%, 06/01/29 (c) 150 157,632
11,960,084

Par
(000’s) Value
New Mexico : 0.4%
City of Farmington, New Mexico
Pollution Control, Public
Service Company of San Juan
and Four Corners Projects,
Series B (RB)
2.15%, 04/01/33 (c) $ 700 $ 620,739
City of Farmington, New Mexico
Pollution Control, Southern
California Edison Company
Four Corners Project, Series
B (RB)
1.80%, 04/01/29 1,000 955,752
1,576,491
New York : 11.4%
Brooklyn Arena Local
Development Corp., Barclays
Center, Series A (RB)
5.00%, 07/15/26 100 100,713
5.00%, 07/15/27 (c) 100 101,524
5.00%, 07/15/28 (c) 100 101,522
5.00%, 07/15/30 (c) 1,800 1,827,048
Build NYC Resource Corp., New
World Preparatory Chapter
School Project, Series A (RB)
4.00%, 06/15/31 245 241,234
Build Nyc Resource
Corporation Revenue Bonds,
The Renaissance Charter
School 2 Project, Series A (RB)
4.25%, 06/15/35 500 504,070
County of Suffolk, Series B (GO)
(AG)
5.00%, 10/15/26 250 255,012
County of Sullivan, Adelaar
Infrastructure Project, Series
A-1 (SA)
4.85%, 11/01/31 (c) 750 757,393
Dutchess County Local
Development Corp., Health
Quest System, Inc., Series B
(RB)
5.00%, 07/01/28 (c) 275 276,883
5.00%, 07/01/30 (c) 270 271,829
Huntington Local Development
Corp., Gurwin Independent
Housing, Inc., Fountaingate
Gardens Project (RB)
4.00%, 07/01/27 245 242,251
Long Island Power Authority,
Electric System (RB)
5.00%, 09/01/32 (c) 500 520,768
Metropolitan Transportation
Authority, Series A (RB)
5.00%, 11/15/35 (c) 2,000 2,303,435
Metropolitan Transportation
Authority, Series D (RB)
5.00%, 11/15/31 (c) 500 508,307
Par
(000’s) Value
New York (continued)
Monroe County Industrial
Development Corp., Eugenio
Maria De Hostos Chapter
School Project, Series A (RB)
5.00%, 07/01/34 $ 500 $ 526,750
Monroe County Industrial
Development Corp.,
Rochester Regional Health
Project, Series A (RB)
4.00%, 12/01/35 (c) 675 682,314
5.00%, 12/01/31 (c) 500 541,476
5.00%, 12/01/34 (c) 1,060 1,131,297
Monroe County Industrial
Development Corp., St. Ann's
Community Project (RB)
4.00%, 01/01/30 (c) 560 559,509
New York City Housing
Development Corp., Multi-
Family Housing, Series B-2
(RB)
3.95%, 11/01/64 (c) (p) 1,000 1,026,197
New York City Housing
Development Corp., Multi-
Family Housing, Series C-2
(RB)
3.75%, 05/01/65 (c) (p) 1,000 1,020,104
New York City Housing
Development Corp., Multi-
Family Mortgage, Series D
(RB)
4.00%, 12/15/31 (c) 250 258,046
New York City Housing
Development Corp., Multi-
Family Mortgage, Series F
(RB)
5.25%, 12/15/31 (c) 250 259,151
New York City Industrial
Development Agency
Pilot,Yankee Stadium Project,
Series A (RB) (AG)
5.00%, 03/01/29 500 537,252
New York Energy Finance
Development Corp. (RB)
5.00%, 07/01/56 (c) (p) 1,500 1,600,097
New York Liberty Development
Corp., 3 World Trade Center
Project (RB)
5.15%, 11/15/34 (c) 1,000 1,001,024
New York State Dormitory
Authority, Montefiore
Medical Center, Series A (RB)
5.00%, 08/01/30 (c) 945 986,898
New York State Dormitory
Authority, New School, Series
A (RB)
5.00%, 07/01/27 (c) 250 254,861

VANECK SHORT HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
New York (continued)
New York State Environmental
Facilities Corp., Casella Waste
Systems, Inc. Project (RB)
2.88%, 12/01/44 (p) $ 1,000 $ 966,732
New York State Environmental
Facilities Corp., Casella Waste
Systems, Inc. Project (RB)
(FHA)
4.25%, 09/01/50 (c) (p) 250 253,998
New York State Housing
Finance Agency Affordable
Housing, Series B-2 (RB)
3.60%, 11/01/64 (c) (p) 1,000 1,009,536
New York State Thruway
Authority General Revenue
Junior Indebtedness
Refunding Obligations, Series
A (RB)
5.00%, 01/01/38 (c) 500 586,108
New York Transportation
Development Corp.,
American Airlines, Inc. John
F. Kennedy International
Airport Project (RB)
2.25%, 08/01/26 210 209,120
3.00%, 08/01/31 2,100 2,006,866
5.00%, 08/01/26 (c) 165 165,176
5.00%, 08/01/31 (c) 2,655 2,657,842
5.25%, 08/01/31 (c) 2,725 2,834,674
New York Transportation
Development Corp., Delta
Air Lines, Inc. - LaGuardia
Airport Terminals C&D
Redevelopment Project (RB)
4.00%, 10/01/30 1,000 1,015,277
4.00%, 01/01/36 (c) 3,500 3,499,759
5.00%, 10/01/35 (c) 1,000 1,062,211
6.00%, 04/01/35 (c) 1,000 1,107,028
New York Transportation
Development Corp., JFK
Airport Terminal 4 Project
(RB) (AG)
5.00%, 12/01/31 1,885 2,078,309
New York Transportation
Development Corp., John F.
Kennedy International Airport
New Terminal 4 Project (RB)
(AG)
5.00%, 12/01/30 1,430 1,558,733
New York Transportation
Development Corp.,
LaGuardia Airport Terminal
B Redevelopment Project,
Series A (RB)
4.00%, 07/01/31 (c) 1,000 999,980
5.00%, 07/01/30 (c) 420 420,479
5.00%, 07/01/34 (c) 1,230 1,230,887
Par
(000’s) Value
New York (continued)
New York Transportation
Development Corp.,
LaGuardia Airport Terminals
B Redevelopment Project,
Series A (RB) (AG)
4.00%, 07/01/35 (c) $ 1,660 $ 1,659,970
New York Transportation
Development Corporation,
Terminal 4 John F. Kennedy
International Airport Project,
Special Facilities (RB) (AG)
5.00%, 12/01/29 2,000 2,147,557
Town of Ramapo, Public
Improvement, Series A (GO)
(FGIC)
4.00%, 05/15/27 (c) 120 120,039
4.12%, 05/15/28 (c) 100 100,054
TSASC, Inc., Tobacco Settlement
Bonds, Series A (RB)
5.00%, 06/01/27 70 71,856
5.00%, 06/01/28 (c) 70 71,847
Yonkers Economic
Development Corp., Charter
School of Educational
Excellence Project, Series A
(RB)
4.00%, 10/15/29 165 165,170
46,396,173
North Carolina : 0.7%
North Carolina Medical Care
Commission Retirement
Facilities First Mortgage (RB)
5.00%, 10/01/33 (c) 545 591,083
North Carolina Medical Care
Commission Retirement
Facilities First Mortgage,
Deerfield Episcopal
Retirement Community
Project,  Series B-4 (RB)
3.20%, 11/01/30 (c) 500 502,009
North Carolina Medical Care
Commission Retirement
Facilities First Mortgage,
Deerfield Episcopal
Retirement Community
Project, Series B-3 (RB)
3.45%, 11/01/30 (c) 250 251,000
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage,
Penick Village Project, Series
A (RB)
5.00%, 09/01/34 (c) 525 562,490
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage,
Penick Village Project, Series
B-3 (RB)
4.25%, 09/01/28 (c) 500 500,216

Par
(000’s) Value
North Carolina (continued)
North Carolina Turnpike
Authority, Triangle
Expressway System (RB)
5.00%, 01/01/32 (c) $ 500 $ 509,843
2,916,641
North Dakota : 0.1%
City of Grand Forks, Altru
Health System (RB)
5.00%, 12/01/34 (c) 500 532,318
County of Grand Forks, Red
River Biorefinery, LLC Project,
Series A (RB)
6.62%, 12/15/31 (c) (d) * 3,000 30
532,348
Ohio : 2.4%
Cleveland and Cuyahoga
County, Port Authority,
Constellation Schools Project,
Series A (RB)
5.25%, 01/01/34 (c) 500 526,321
Columbus Regional Airport
Authority, John Glenn
Columbus International
Airport, Series A (RB)
5.00%, 01/01/36 (c) 1,000 1,119,432
County of Allen, Ohio, Hospital
Facilities, Bon Secours Mercy
Health, Inc., Series A (RB)
5.00%, 11/01/34 1,000 1,164,797
County of Cuyahoga, Health
Care and Independent Living
Facilities, Series A (RB)
5.00%, 05/15/32 (c) 750 769,583
County of Cuyahoga, Ohio
Hospital, The Metrohealth
System (RB)
5.00%, 02/15/26 50 50,031
5.00%, 02/15/27 350 356,800
5.00%, 02/15/28 (c) 110 111,795
County of Muskingum, Ohio
Hospital Facilities, Genesis
Healthcare System (RB)
5.00%, 02/15/27 (c) 980 985,560
Ohio Air Quality Development
Authority, American Electric
Co. Project, Series A (RB)
2.40%, 12/01/38 (c) (p) 500 480,284
Ohio Air Quality Development
Authority, American Electric
Co. Project, Series B (RB)
2.60%, 06/01/41 (c) (p) 1,000 969,054
Ohio Air Quality Development
Authority, FirstEnergy
Generation Project, Series
D (RB)
3.38%, 08/01/29 (p) 1,000 993,457
Par
(000’s) Value
Ohio (continued)
Ohio Air Quality Development
Authority, Ohio Valley Electric
Corp. Project, Series A (RB)
3.25%, 09/01/29 $ 2,000 $ 2,003,237
9,530,351
Oklahoma : 0.8%
Oklahoma County Finance
Authority, Charter School,
Astec Project (RB)
5.25%, 06/15/34 (c) 500 512,955
Oklahoma Development
Finance Authority, OU
Medicine Project, Series B
(RB)
5.00%, 08/15/26 1,000 1,008,250
5.00%, 08/15/27 250 256,401
Tulsa Municipal Airport Trust,
American Airlines, Inc., Series
B (RB)
5.50%, 06/01/35 (c) 1,500 1,501,811
3,279,417
Pennsylvania : 2.1%
Adams County General
Authority, Brethren Home
Community Project, Series
A (RB)
5.00%, 06/01/34 (c) 245 262,480
Allentown Neighborhood
Improvement Zone
Development Authority (RB)
5.00%, 05/01/27 455 465,472
5.00%, 05/01/28 895 916,255
5.00%, 05/01/28 550 572,327
Allentown Neighborhood
Improvement Zone
Development Authority Tax
(RB)
5.50%, 05/01/32 250 271,710
City of Philadelphia, Gas Works
(RB)
5.00%, 10/01/31 (c) 735 747,491
City of Philadelphia,
Pennsylvania Airport, Series
B (RB)
5.00%, 07/01/30 500 545,653
City of Philadelphia,
Pennsylvania Airport, Series B
(RB)
5.00%, 07/01/34 500 568,800
City of Philadelphia,
Pennsylvania Gas Works (RB)
5.00%, 10/01/26 100 101,647
Delaware Valley, Pennsylvania
Regional Finance Authority,
Series A (RB) (AMBAC)
5.50%, 08/01/28 510 546,332

VANECK SHORT HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Pennsylvania (continued)
Pennsylvania Economic
Development Financing
Authority, Core Natural
Resources, Inc. Project (RB)
5.45%, 01/01/51 (c) (p) $ 1,000 $ 1,092,218
Pennsylvania Economic
Development Financing
Authority, Penndot Major
Bridges Package One Project
(RB)
5.00%, 06/30/32 1,000 1,110,629
Pennsylvania Economic
Development Financing
Authority, Pennsylvania Rapid
Bridge Replacement Project
(RB)
5.00%, 06/30/26 130 130,999
Pennsylvania Turnpike
Commission, Series A-2 (RB)
5.00%, 06/01/30 (c) 100 100,865
Philadelphia Authority for
Industrial Development,
University of the Arts (RB)
4.50%, 03/15/29 (c) (d) * 171 34,118
4.50%, 03/15/29 (c) 25 26,119
Philadelphia Authority,
Industrial Development,
Electrical and Technology
Charter School Project, Series
A (RB)
4.00%, 06/01/31 440 440,362
State Public School Building
Authority, School District of
Philadelphia Project, Series A
(RB) (SAW)
5.00%, 06/01/29 (c) 200 203,349
The Hospitals and Higher
Education, Facilities Authority
of Philadelphia (RB)
5.00%, 07/01/26 115 115,724
5.00%, 07/01/29 (c) 275 280,691
8,533,241
Puerto Rico : 7.1%
Puerto Rico Commonwealth
Aqueduct and Sewer
Authority, Series A (RB)
5.00%, 07/01/30 1,000 1,058,342
Puerto Rico Commonwealth
Aqueduct and Sewer
Authority, Series B (RB)
5.00%, 07/01/28 1,000 1,034,643
5.00%, 07/01/33 (c) 2,000 2,102,167
Puerto Rico Commonwealth,
Series A-1 (GO) (BAM)
4.00%, 07/01/33 (c) 4,000 4,045,428
4.00%, 07/01/35 (c) 1,500 1,507,445
4.00%, 07/01/37 (c) 500 491,888
5.62%, 07/01/27 1,000 1,022,666
5.62%, 07/01/29 3,000 3,188,450
Par
(000’s) Value
Puerto Rico (continued)
5.75%, 07/01/31 $ 4,000 $ 4,418,132
Puerto Rico Electric Power
Authority (RB) (NATL)
4.75%, 07/01/33 (c) 120 118,212
5.25%, 07/01/26 320 320,578
5.25%, 07/01/29 510 517,445
5.25%, 07/01/30 500 508,848
5.25%, 07/01/32 700 712,980
5.25%, 07/01/33 1,000 1,015,765
Puerto Rico Municipal Finance
Agency, Series A (RB) (AG)
5.00%, 08/01/30 (c) 780 782,534
Puerto Rico Sales Tax Financing
Corp. Sales Tax, Series B-1
(RB)
0.00%, 07/01/29 (c) ^ 1,000 895,177
Puerto Rico Sales Tax Financing
Corp., Series A-1 (RB)
0.00%, 07/01/31 (c) ^ 2,000 1,658,674
0.00%, 07/01/33 (c) ^ 1,500 1,149,493
4.50%, 07/01/34 (c) 1,000 1,000,158
Puerto Rico Sales Tax Financing
Corp., Series A-1 (RB) (AG)
0.00%, 07/01/29 (c) ^ 1,308 1,170,891
28,719,916
Rhode Island : 0.7%
Rhode Island Health and
Educational Building Corp.,
Care New England, Series B
(RB)
5.00%, 09/01/31 (c) 1,000 1,003,999
Rhode Island Health And
Educational Building
Corporation Hospital
Financing, Brown University
Health Obligated Group
Issue, Series B (RB)
5.00%, 05/15/31 (c) 1,500 1,648,768
2,652,767
South Carolina : 1.9%
Patriots Energy Group
Financing Agency, Gas
Supply, Series A (RB)
5.25%, 10/01/54 (c) (p) 5,000 5,380,477
South Carolina Jobs-Economic
Development Authority
Educational Facilities,Series
A (RB)
5.50%, 06/15/33 (c) 1,000 999,954
South Carolina Jobs-Economic
Development Authority
Health Facilities, Series B-3
(RB)
4.00%, 12/01/30 500 504,423
South Carolina Jobs-Economic
Development Authority, The
Woodlands at Furman (RB)
4.00%, 11/15/27 (c) 125 125,269

Par
(000’s) Value
South Carolina (continued)
South Carolina Public Service
Authority, Series A (RB)
5.00%, 12/01/31 (c) $ 525 $ 529,223
7,539,346
Tennessee : 1.3%
Metropolitan Nashville
Airport Authority Airport
Improvement, Series B (RB)
5.00%, 07/01/38 (c) 700 788,713
Metropolitan Nashville Airport
Authority, Series B (RB)
5.25%, 07/01/35 (c) 500 558,517
New Memphis Arena Public
Building Authority, Memphis
and Shelby County,
Tennessee (RB)
0.00%, 04/01/33 (c) ^ 1,000 756,141
Tennessee Corp. Gas Supply,
Series A (RB)
5.50%, 10/01/53 (c) (p) 1,500 1,605,467
Tennessee Energy Acquisition
Corp., Commodity Project,
Series A (RB)
5.00%, 05/01/52 (c) (p) 1,000 1,074,012
Tennessee Energy Acquisition
Corp., Gas Project, Series A
(RB)
5.25%, 09/01/26 290 293,116
5,075,966
Texas : 8.4%
Arlington, Texas Higher
Education Finance Corp. (RB)
5.00%, 06/15/35 (c) 500 531,495
Austin Convention Enterprises,
Inc., Convention Center Hotel,
First Tier, Series A (RB)
5.00%, 01/01/33 (c) 1,200 1,209,227
Austin Convention Enterprises,
Inc., Convention Center Hotel,
Second Tier, Series A (RB)
5.00%, 01/01/30 (c) 500 503,783
Calhoun County Navigation
Industrial Development
Authority, Max Midstream
Texas LLC Project, Series A
(RB)
3.62%, 07/01/26 (c) 1,465 1,443,739
Central Texas Regional Mobility
Authority, Series C (RB)
5.00%, 01/01/27 (c) 1,500 1,504,930
City of Houston TX Airport
System Revenue (RB)
5.00%, 07/15/28 1,500 1,544,584
City of Houston, Airport
System, Series C (RB)
5.00%, 07/01/27 180 185,785
Par
(000’s) Value
Texas (continued)
City of Houston, Airport
System, United Airlines, Inc.
Terminal E Project (RB)
5.00%, 07/01/29 (c) $ 2,465 $ 2,468,257
City of Houston, Airport
System, United Airlines, Inc.
Terminal E Project, Series A
(RB)
5.00%, 07/01/27 250 254,256
City Of Houston, Texas Airport
System Special Facilities
Revenue (United Airlines,
Inc. Terminal Improvement
Projects) Series B (RB)
5.25%, 07/15/30 500 529,849
City Of Houston, Texas Airport
System Special Facilities
Revenue, Series B (RB)
5.25%, 07/15/28 1,000 1,035,482
5.25%, 07/15/31 1,000 1,068,746
City of Houston, Texas Airport
System Special Facilities,
United Airlines, Inc., Series
C (RB)
5.00%, 07/15/27 2,000 2,035,557
5.00%, 07/15/28 500 514,862
City of Houston, Texas Airport
System Special Facilities,
United Airlines, Inc., Terminal
Improvement Projects, Series
B (RB)
5.25%, 07/15/34 500 542,862
5.50%, 07/15/35 (c) 1,000 1,102,049
5.50%, 07/15/36 (c) 1,000 1,095,094
5.50%, 07/15/37 (c) 1,000 1,090,341
City of Houston, Texas Airport
System Special Facilities,
United Airlines, Inc., Terminal
Improvement Projects, Series
B-2 (RB)
5.00%, 07/15/27 1,750 1,781,113
City of Houston, Texas Airport
System, Series A (RB)
5.00%, 07/01/33 500 565,734
Dallas Fort Worth, Texas
International Airport, Series
A-1 (RB)
5.00%, 11/01/31 500 557,727
5.00%, 11/01/36 (c) 1,000 1,124,278
Harris County, Houston Sports
Authority, Junior Lien, Series
A (RB) (AG)
5.00%, 11/15/30 500 553,752
Harris County, Houston Sports
Authority, Junior Lien, Series
H (RB) (NATL)
0.00%, 11/15/29 ^ 315 283,130

VANECK SHORT HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Texas (continued)
Hunt Memorial Hospital
District, Texas (GO)
4.38%, 02/15/36 $ 250 $ 247,702
Matagorda County, Navigation
District No. 1, Series B-1 (RB)
4.00%, 06/01/30 (c) 1,250 1,250,688
Mesquite Health Facility
Development Corp., Christian
Care Centers, Inc. Project (RB)
(NATL)
5.00%, 02/15/30 (c) (d) * 102 1,015
Mission Economic
Development Corp., Graphic
Packaging International LLC
Project (RB)
5.00%, 12/01/64 (p) 250 259,493
Mission Economic
Development Corp., Senior
Lien, Natgasoline Project (RB)
4.62%, 10/01/31 (c) 3,730 3,744,019
New Hope Cultural Education
Facilities Finance Corp.,
Carillon Lifecare Community
Project (RB)
4.00%, 07/01/28 (c) 625 625,784
New Hope Cultural Education
Facilities Finance Corp.,
Legacy Preparatory Charter
Academy, Series A (RB)
5.25%, 08/15/27 (c) 75 73,371
Port Beaumont Navigation
District, Texas Dock & Wharf
Facility, Series A (RB)
2.62%, 01/01/31 (c) 550 516,199
SA Energy Acquisition Public
Facility Corp., Gas Supply (RB)
5.50%, 08/01/27 110 113,643
Tarrant County Cultural
Education Facilities Finance
Corp., MRC Stevenson Oaks
Project, Series A (RB)
6.25%, 11/15/31 (c) 250 255,355
Tarrant County Cultural
Education Facilities Finance
Corp., Retirement Facility (RB)
4.00%, 05/15/27 (c) 120 120,063
Texas Municipal Gas
Acquisition & Supply Corp.
VI (RB)
5.00%, 01/01/36 (c) 500 542,441
Texas Municipal Gas
Acquisition and Supply Corp.
III (RB)
5.00%, 12/15/28 350 368,471
5.00%, 12/15/30 1,000 1,080,729
Texas Municipal Gas
Acquisition and Supply Corp.
V (RB)
5.00%, 01/01/55 (c) (p) 1,000 1,082,662
Par
(000’s) Value
Texas (continued)
Texas Municipal Gas
Acquisition and Supply Corp.,
Series D (RB)
6.25%, 12/15/26 $ 180 $ 185,665
33,993,932
Utah : 0.3%
Salt Lake City, Utah Airport,
Series A (RB)
5.00%, 07/01/37 (c) 1,000 1,125,743
Underline
Vermont : 0.2%
Vermont Educational & Health
Buildings Financing Agency,
Series A (RB)
5.00%, 12/01/31 (c) 1,000 1,006,224
Underline
Virgin Islands : 0.3%
Matching Fund Special Purpose
Securitization Corp., Virgin
Islands, Series A (RB)
5.00%, 10/01/32 1,000 1,065,794
Underline
Virginia : 1.3%
Amherst Industrial
Development Authority,
Educational Facilities, Sweet
Briar College (RB)
4.75%, 09/01/30 (c) 140 138,514
Peninsula Town Center
Community Development
Authority (RB)
4.50%, 09/01/28 (c) 230 232,349
Virginia Beach Development
Authority, Residential Care
Facility, Series A (RB)
5.75%, 09/01/30 (c) 1,000 1,011,280
5.75%, 09/01/33 (c) 1,000 1,122,492
Virginia Small Business
Financing Authority, 95
Express Lanes LLC Project
(RB)
5.00%, 01/01/34 (c) 500 542,974
5.00%, 07/01/35 (c) 500 538,200
Virginia Small Business
Financing Authority, Elizabeth
River Crossing OPCO LLC
Project (RB)
4.00%, 01/01/31 635 655,650
Virginia Small Business
Financing Authority,
Residential Care Facilities,
Series A (RB)
5.00%, 12/01/34 (c) 965 1,058,470
5,299,929
Washington : 1.0%
King County, Washington Public
Hospital District No. 1 (GO)
5.00%, 12/01/32 (c) 250 254,249
Washington State Housing
Finance Commission (RB)
3.50%, 12/20/35 733 719,375

Par
(000’s) Value
Washington (continued)
Washington State Housing
Finance Commission
Nonprofit Housing Revenue
And Refunding, Horizon
House Project, Series B-3 (RB)
4.38%, 01/01/33 (c) $ 1,000 $ 1,002,275
Washington State, Convention
Center Public Facilities
District (RB)
4.00%, 07/01/31 1,000 1,040,643
Washington State, Housing
Finance Commission,
Parkshore Juanita Bay
Project, Series B-2 (RB)
3.95%, 07/01/29 (c) 500 500,163
Washington State, Housing
Finance Commission,
Presbyterian Retirement
Communities Northwest
Projects, Series A (RB)
5.00%, 01/01/31 (c) 365 369,014
3,885,719
West Virginia : 0.5%
West Virginia Economic
Development Authority, Solid
Waste Facility, Commercial
Metals Company Project (RB)
4.62%, 04/15/55 (c) (p) 1,500 1,534,994
West Virginia Economic
Development Authority, Solid
Waste Facility, Core Natural
Resources, Inc. Project (RB)
5.45%, 01/01/55 (c) (p) 500 545,959
West Virginia Hospital Finance
Authority, West Virginia
University Health System,
Series A (RB)
5.00%, 06/01/26 150 151,096
2,232,049
Wisconsin : 1.4%
Public Finance Authority
Education, Pinecrest
Academy Of Nevada—
Pinecrest Academy Springs
Campus Project, Series A (RB)
4.00%, 07/15/33 (c) 250 251,153
Public Finance Authority,
Bonnie Cone Classical
Academy, Inc. (RB)
5.00%, 06/15/34 (c) 500 473,832
Public Finance Authority,
Celanese Corp., Series C (RB)
4.30%, 11/01/30 (c) 1,000 1,000,546
Public Finance Authority,
Foundation Academy Charter
School Project (RB)
5.00%, 07/01/35 250 265,615
Par
(000’s) Value
Wisconsin (continued)
Public Finance Authority, Living
Community First Mortgage
(RB)
4.25%, 05/01/29 (c) $ 295 $ 274,364
Public Finance Authority,
Penick Village (RB)
4.00%, 09/01/29 (c) 310 312,864
Public Finance Authority,
Pinecrest Academy, Sloan
Canyon Campus Project,
Series A (RB)
4.00%, 07/15/34 (c) 250 250,628
Public Finance Authority, Prime
Healthcare Foundation, Inc.,
Series A (RB)
5.00%, 12/01/27 650 662,455
Public Finance Authority,
Sky Harbour Capital Iii Llc
Aviation Facilities Project (RB)
6.00%, 07/01/60 (c) (p) 500 500,275
Public Finance Authority, UNC
Health Southeastern, Series
A (RB)
4.00%, 02/01/35 (c) 150 140,590
Public Finance Authority,
Wisconsin (RB)
5.50%, 12/15/32 (c) 340 339,986
Public Finance Authority,
Wisconsin Education
Revenue, Series A (RB)
4.10%, 06/15/26 50 49,915
4.10%, 06/15/26 25 25,106
Public Finance Authority,
Wisconsin, Series A-4 (RB)
5.50%, 11/15/32 (c) 239 239,692
Wisconsin Health and
Educational Facilities
Authority, Chiara Housing
and Services Inc., Project (RB)
5.00%, 07/01/35 (c) 240 247,437
Wisconsin Health and
Educational Facilities
Authority, Prohealth Care,
Inc. (RB)
3.00%, 08/15/26 (c) 825 824,684
5,859,142
Number
of Shares
WARRANTS: 0.1%
(Cost: $0)
Transportation : 0.1%
BL Train Holdings West LLC,
USD 11.50, exp. 12/01/35 60,000 180,000
Underline
Total Municipal Bonds: 97.8%
(Cost: $402,593,307) 396,062,379
Other assets less liabilities: 2.2% 9,060,424
NET ASSETS: 100.0% $ 405,122,803

VANECK SHORT HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

FootnoteRuleAboveBlank
Footnotes:
*   See Schedule of Investments for geographic sectors.
Definitions:
ACA Credit Agricole SA
AG Assured Guaranty, Inc.
AMBAC American Municipal Bond Assurance Corp.
BAM Build America Assurance Co.
CP Certificate of Participation
FGIC Financial Guaranty Insurance Co.
FHA Federal Housing Association
GO General Obligation
NATL National Public Finance Guarantee Corp.
RB Revenue Bond
SA Special Assessment
SAW State Aid Withholding
SBG School Board Guaranteed
ST Special Tax
TA Tax Allocation
(c) Callable Security — the date disclosed is the date the security may be redeemed by the issuer
(p) Putable Security — the date disclosed is the date the security may be redeemed by the fund
* Non-income producing
(d) Security in default
^ Zero Coupon Bond
The summary of inputs used to value the Fund's investments as of January 31, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Municipal Bonds
 *
$ — $ 395,882,379 $ — $ 395,882,379
Warrants
 *
— 180,000 — 180,000
Total Investments $ — $ 396,062,379 $ — $ 396,062,379